Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Detail)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 AUD ($)
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank			$ 51,845,320			$ 12,793,272
Currency Risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank	$ 14,016,277	€ 14,320,386		$ 7,444,611	€ 9,243,299
Trade and other receivables	49,880	4,312,691			1,966,803
Trade and other payables	$ (690,847)	€ (663,196)		$ (589,428)	€ (951,654)